SCHEDULE OF OTHER INFORMATION ABOUT LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating cash flows used in operating leases	$ 107,936	$ 30,692
Operating cash flows used in finance leases	185,166	171,339
Financing cash flows used in finance leases	1,292,795	1,553,954
Right-of-use assets obtained in exchange for new operating lease liabilities	67,072	90,342	$ 65,667
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 964,362	$ 1,767,504	$ 2,153,607
Operating Lease, Weighted Average Remaining Lease Term		1 year 1 month 20 days	1 year 5 months 8 days
Weighted-average remaining lease term-finance		2 years 6 months 21 days	3 years 2 months 4 days
Weighted average discount rate-operating		4.00%	4.00%
Weighted average discount rate-finance		6.05%	6.22%